Public Offering (Details)	4 Months Ended
Dec. 31, 2020 $ / shares shares
IPO [Member]
Public Offering (Textual)
Warrant, description	Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share, subject to adjustment (see Note 7).
Over-Allotment Option [Member]
Public Offering (Textual)
Number of shares issued | shares	3,750,000
Price per share | $ / shares	$ 10.00